SNYDER STRYPES TRUST

                                FINANCIAL REPORT

                                  JUNE 30, 1998

                                   (Unaudited)

                                    CONTENTS

FINANCIAL STATEMENTS:

   Statement of net assets....................................................1

   Schedule of investments....................................................2

   Statement of operations....................................................3

   Statement of changes in net assets.........................................4

   Notes to financial statements............................................5-7

   Financial highlights.......................................................8

                             McGLADREY & PULLEN, LLP
                  Certified Public Accountants and Consultants


                               ACCOUNTANT'S REPORT



The accompanying statement of net assets, including the schedule of investments, of Snyder Strypes Trust as of June 30, 1998, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and the period from September 24, 1997 (commencement of operations) to December 31, 1997, and the financial highlights for the periods indicated were not audited by us and, accordingly, we do not express an opinion on them.

                                                     McGladrey & Pullen, llp



New York, New York
October 27, 1998

SNYDER STRYPES TRUST

STATEMENT OF NET ASSETS
June 30, 1998 (Unaudited)
-------------------------------------------------------------------------------

ASSETS

  Investments, at value (amortized cost $124,980,641)
    (Notes 2, 4, and 8)                                           $203,433,208

  Cash                                                                   6,521
                                                                  ------------

                   Total Assets                                   $203,439,729
                                                                  ============

                   Net Assets                                     $203,439,729
                                                                  ============

COMPOSITION OF NET ASSETS

Structured Yield Product Exchangeable for Stock
  ("STRYPES"), no par value; 5,175,000 shares
   issued and outstanding (Note 9)                                $124,126,784

Unrealized appreciation of investments                              78,452,567

Undistributed net investment income                                    860,378
                                                                  ------------

                   Net Assets                                     $203,439,729
                                                                  ============

                   Net Asset value per STRYPES                    $      39.31
                                                                  ============

See Notes to Financial Statements.


SNYDER STRYPES TRUST

SCHEDULE OF INVESTMENTS
June 30, 1998 (Unaudited)

                                                                Par             Maturity           Market             Amortized
Securities Description                                         Value              Date              Value                Cost


UNITED STATES GOVERNMENT
  SECURITIES:
  United States Treasury Strips                                $2,170,000        08/15/98           $2,156,307         $ 2,154,947
  United States Treasury Strips                                 2,170,000        11/15/98            2,128,206           2,124,867
  United States Treasury Strips                                 2,170,000        02/15/99            2,098,802           2,094,661
  United States Treasury Strips                                 2,170,000        05/15/99            2,070,310           2,064,807
  United States Treasury Strips                                 2,170,000        08/15/99            2,041,927           2,035,417
  United States Treasury Strips                                 2,170,000        11/15/99            2,014,693           2,004,522
  United States Treasury Strips                                 2,170,000        02/15/00            1,986,787           1,975,677
  United States Treasury Strips                                 2,170,000        05/15/00            1,961,290           1,947,250
  United States Treasury Strips                                 2,170,000        08/15/00            1,933,969           1,918,057
  United States Treasury Strips                                 2,170,000        11/15/00            1,908,146           1,889,490
                                                              -----------                          -----------         -----------
                                                              $21,700,000                          $20,300,437          20,209,695
                                                              ===========                          ===========         ===========
FORWARD PURCHASE CONTRACT:
Snyder Communications, Inc. Common
Stock Forward Purchase Agreement                                                 11/15/00          183,132,771         104,770,946
                                                                                                  ------------        ------------
                  Total                                                                           $203,433,208        $124,980,641
                                                                                                  ============        ============


See Notes to Financial Statements.

SNYDER STRYPES TRUST

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1998 (Unaudited)


ACCRETION OF ORIGINAL ISSUE DISCOUNT                                  $620,504

EXPENSES:

   Administrative fees and expenses                $ 18,115
   Legal fees                                        13,390
   Accounting fees                                   14,020
   Mailing expense                                    7,089
   Trustees fees (Note 5)                             5,671
   Other expenses                                     6,184
                                                   --------

           Total fees and expenses                   64,469

 EXPENSE REIMBURSEMENT (Note 7)                     (64,469)


            Total expenses - net                                          -
                                                                      --------

            Net investment income                                      620,504

            Net change in unrealized appreciation
             of investments                                         31,216,752
                                                                    ----------

            Net increase in net assets resulting
              from operations                                      $31,837,256
                                                                   ===========

See Notes to Financial Statements.


SNYDER STRYPES TRUST

STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 1998 and the Period from  September 24,
1997 (commencement of operations) to December 31, 1997 (Unaudited)

                                                                                             Six Months           Period Ended
                                                                                         Ended June 30, 1998    December 31, 1997
                                                                                         -------------------    -----------------


OPERATIONS
   Net investment income                                                                        $    620,504         $    368,976
   Unrealized appreciation of investments                                                         31,216,752           47,235,815

                  Net increase in net assets from operations                                      31,837,256           47,604,791
                                                                                                ------------         ------------

   DISTRIBUTIONS:
      Net investment income                                                                        (119,871)              (9,231)
      Return of capital                                                                          (4,221,437)          (1,220,866)

                  Net decrease in net assets from distributions                                  (4,341,308)          (1,230,097)
---------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 9):
      Gross proceeds from the sale of 5,174,997 STRYPES                                                              133,579,610
   Less:
      Selling commissions                                                                                            (4,010,623)
---------------------------------------------------------------------------------------------------------------------------------

                  Net increase in net assets from capital shares transactions                             0          129,568,987
---------------------------------------------------------------------------------------------------------------------------------

                  Total increase in net assets for the period                                    27,495,948          175,943,681

                  Net assets, beginning of period                                               175,943,781                  100
---------------------------------------------------------------------------------------------------------------------------------

                  Net assets, end of period                                                    $203,439,729       $  175,943,781
=================================================================================================================================


See Notes to Financial Statements.

     SNYDER STRYPES TRUST

     NOTES TO FINANCIAL STATEMENTS (Unaudited)

     Note 1. Organization

     Snyder STRYPES Trust ("Trust") was established on August 5, 1997 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In September 1997, the Trust sold Structured Yield Product Exchangeable for Stock ("STRYPES") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for shares of common stock of Snyder Communications, Inc. ("Snyder") with certain existing shareholders of Snyder ("Contracting Stockholders"). The shares are deliverable pursuant to the contract on November 15, 2000 and the Trust will thereafter terminate.

     Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

     Note 2. Significant Accounting Policies

     The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles:

     Valuation of Investments The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated on a basis which approximates the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

     Investment Transactions Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount.
     Unrealized gains and losses are accounted for on the specific identification method.

     Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Note 3. Distributions

     STRYPES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.6778 per annum or $0.41945 per quarter (except for the first distribution on November 15, 1997 which was $0.2377).

     Note 4. Purchases and Sales of Investments

     Maturities of U.S. Treasury Strips totaled $4,340,000 and $1,229,000 for the six months ended June 30,1998 and the period ended December 31, 1997, respectively. There were no sales of such investments during the period. Purchase of the U.S. Treasury Strips and the forward purchase contract during the period ended December 31, 1997 totaled $24,789,215 and $104,770,946, respectively.

     Note 5. Trustees Fees

     Each of the three Trustees was paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 are being expensed over the life of the Trust. As of June 30, 1998, the Trust had expensed $8,773 of such fees.

     Note 6. Income Taxes

     The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

     As of June 30, 1998, gross unrealized appreciation and depreciation of investments, based on amortized cost for Federal income tax purposes, aggregated $78,452,567 and $0, respectively. The amortized cost of investment securities for Federal income tax purposes was $124,980,641 at June 30, 1998.

     Note 7. Expenses

     The estimated expenses to be incurred in connection with the offering of the STRYPES and its ongoing operations are $818,061. Of this amount, $395,000 represents offering expenses ($385,000) and organizational expenses ($10,000) incurred by the Trust. At June 30, 1998, the Administrator had paid $186,725 relating to such expenses. The remaining amount of $423,061 represents estimated administrative and other operating expenses. Such amount was paid to the Administrator by the Contracting Stockholders. Expenses incurred in excess of this amount will be paid by the Contracting Stockholders.

     Cash received by the Administrator from the Contracting Stockholders of $423,061 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At June 30, 1998, $182,837 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

     Note 8. Forward Purchase Contracts

     On September 18, 1997, the Trust entered into a forward purchase contract with certain existing shareholders of Snyder (the "Contracting Stockholders") and paid to the Contracting Stockholders $104,770,946 in connection therewith. Pursuant to such contract, the Contracting Stockholders are obligated to deliver to the Trust a specified number of shares of common stock on November 15, 2000 (the "Exchange Date") so as to permit the holders of the STRYPES to exchange on the Exchange Date each of their STRYPES for between 0.8333% and 1.00 shares of common stock. See the Trust's original prospectus dated September 18, 1997 for the formula upon which such exchange will be determined.

     The forward purchase contract held by the Trust at June 30, 1998 is as follows:


                                              Exchange          Cost of            Contract           Unrealized
                                              Date              Contract           Value              Appreciation
-------------------------------------------------------------------------------------------------------------------


Snyder Communications, Inc. Common
Stock Forward Purchase Agreement              11/15/00          $104,770,946       $183,132,771       $78,361,825
===================================================================================================================


     The Sellers' obligations under the forward purchase contract are collateralized by shares of Snyder common stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At June 30, 1998, the Custodian held 5,175,000 shares with an aggregate value of $227,700,000.

     Note 9. Capital Share Transactions

     On September 12, 1997 one STRYPES was sold to one of the underwriters of the STRYPES for $100. As a result of a stock split effected immediately prior to the public offering of the STRYPES, this STRYPES was converted into three STRYPES. During the offering period, the Trust sold 5,174,997 STRYPES to the public and received net proceeds of $129,568,987 ($133,579,610 less sales commission of $4,010,623). As of June 30, 1998, there were 5,175,000 STRYPES issued and outstanding with an aggregate cost, net of sales commission and return of capital, of $124,126,784.

SNYDER STRYPES TRUST

FINANCIAL HIGHLIGHTS (Unaudited)
-------------------------------------------------------------------------------
The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.


                                                                                                September 24, 1997
                                                                   Six Months                    (Commencement of
                                                                     Ended                   Operations) to December
                                                                 June 30, 1998                       31, 1997
                                                           ---------------------------     ---------------------------


Per Share Operating Performance for a STRYPES outstanding throughout the period

Investment income                                               $    0.12                       $    0.07
Expenses                                                             0.00                            0.00
                                                           ---------------------------     ---------------------------
Investment income - net                                              0.12                            0.07
Distributions from income                                           (0.02)                           0.00
Return of capital                                                   (0.82)                          (0.24)
Unrealized gain on investments                                       6.03                            9.13
                                                           ---------------------------     ---------------------------
Net increase in net asset value                                      5.31                            8.96
Beginning net asset value                                           34.00                           25.04
                                                           ---------------------------     ---------------------------
Ending net asset value                                          $   39.31                       $   34.00
                                                           ===========================     ===========================
Ending market value                                             $   39.31                       $   34.00
                                                           ===========================     ===========================

Total investment return based on market value                       18.27%                          32.75%
Ratios/Supplemental data
   Ratio of expenses to average net assets
            Before reimbursement (1)                                 0.07%                           0.09%
            After reimbursement (1)                                  0.00%                           0.00%
   Ratio of net investments income to average net assets
            Before reimbursement (1)                                 0.59%                            0.80%
            After reimbursement (1)                                  0.66%                            0.89%
Net assets, end of period (in thousands)                      $   203,440                     $   175,944


(1) Annualized